Expense Example	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 10 Years
USD ($)	333	573	833	1,575	286	588	1,016	2,011	85	278	487	1,091	135	434	755	1,663	307	481	670	1,216	245	449	776	1,539	58	183	318	714	315	570	846	1,631	66	275	501	1,150	163	505	871	1,900	384	719	1,076	2,082	313	658	1,129	2,304	137	428	739	1,624	130	406	702	1,545	110	343	595	1,317	332	558	802	1,501	285	573	985	1,940	84	262	455	1,014	78	243	422	942	110	343	595	1,317	333	561	807	1,513	286	576	990	1,951	85	265	460	1,025	81	252	439	978	591	842	1,112	1,880	293	601	1,035	2,060	92	291	507	1,129	573	881	1,210	2,141	274	641	1,135	2,318	73	332	612	1,411	615	939	1,286	2,262	317	701	1,212	2,438	116	394	693	1,543	167	549	956	2,093	113	385	677	1,509	577	793	1,027	1,697	278	551	949	1,878	77	240	417	930	127	397	686	1,511	69	218	379	847	339	579	838	1,580	292	594	1,021	2,016	89	278	482	1,073	142	440	761	1,669	698	958	1,237	2,031	306	637	1,093	2,166	105	328	569	1,259	690	934	1,197	1,946	299	615	1,057	2,089	97	303	525	1,166	698	958	1,237	2,031	306	637	1,093	2,166	687	925	1,182	1,914	295	603	1,037	2,048	94	293	509	1,131	687	925	1,182	1,914	295	603	1,037	2,048	94	293	509	1,131	733	1,081	1,453	2,492	143	460	800	1,762	687	931	1,194	1,943	295	609	1,049	2,078	94	300	523	1,164	145	456	789	1,733	705	1,074	1,466	2,562	313	757	1,327	2,696	112	452	815	1,838	565	757	965	1,564	271	530	913	1,788	69	218	379	847	571	777	1,000	1,641	277	550	948	1,863	76	239	416	929	70	223	389	870	107	430	776	1,752	283	660	1,164	2,361	82	352	643	1,472